Consolidated Statement of Operations - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	Predecessor
Operating Expenses:
Research and development	$ 399,894
General and administrative	420,174
Total Operating Expenses	820,068
Loss From Operations	(820,068)
Other (Income) Expense:
Interest expense
Change in fair value of derivative liabilities		$ (607,001)	$ (228,100)
Gain on forgiveness of PPP Loan
Pre-Tax Net Loss	(820,068)
Income tax benefit	745,050
Net Loss	(75,018)
Deemed dividend to preferred stockholders
Net Loss Attributable to Common Stockholders	$ (75,018)
Net Loss Per Share
- Basic and Diluted	$ (0.01)
Weighted Average Number of Common Shares Outstanding
- Basic and Diluted	9,016,139
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Operating Expenses:
Research and development		$ 5,407,859	$ 2,124,277
General and administrative		7,605,205	5,580,099
Total Operating Expenses		13,013,064	7,704,376
Loss From Operations		(13,013,064)	(7,704,376)
Other (Income) Expense:
Interest expense		427,542	821,366
Change in fair value of derivative liabilities		607,001	(228,100)
Gain on forgiveness of PPP Loan			(213,481)
Pre-Tax Net Loss		(14,047,607)	(8,084,161)
Income tax benefit
Net Loss		(14,047,607)	(8,084,161)
Deemed dividend to preferred stockholders		(10,015,837)
Net Loss Attributable to Common Stockholders		$ (24,063,444)	$ (8,084,161)
Net Loss Per Share
- Basic and Diluted		$ (0.99)	$ (0.33)
Weighted Average Number of Common Shares Outstanding
- Basic and Diluted		24,194,270	24,167,257